REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Gambling taxes	€ 16,281	€ 11,529	€ 8,440	€ 8,867
Leases	528	526	596	575
Utilities, repairs and maintenance	1,432	1,059	793	1,258
Professional services and other expenses	59,203	49,396	35,905	28,639
Listing and transaction costs			45,509
Casino license royalties	6,279	4,843	4,024	4,255
Marketing expenses	75,127	88,412	48,214	35,063
Total	€ 158,850	€ 155,765	€ 143,481	€ 78,657